Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2020	$ 2,933	$ 75,547	$ (969)	$ (73,034)	$ 4,477
Balance (in Shares) at Dec. 31, 2020	6,963,838
Issuance of ordinary shares and warrants, net of issuance costs	$ 1,035	31,758			32,793
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	2,250,000
Exercise of warrants	$ 665	5,053			5,718
Exercise of warrants (in Shares)	1,442,149
Exercise of options	$ 31	268			299
Exercise of options (in Shares)	66,037
Share-based compensation		1,597			1,597
Net income (loss)				237	237
Balance at Dec. 31, 2021	$ 4,664	114,223	(969)	(72,797)	45,121
Balance (in Shares) at Dec. 31, 2021	10,722,024
Exercise of warrants	$ 191	1,509			1,700
Exercise of warrants (in Shares)	425,000
Exercise of options	$ 18	156			174
Exercise of options (in Shares)	39,457
Share-based compensation		2,211			2,211
Net income (loss)				(16,925)	(16,925)
Balance at Dec. 31, 2022	$ 4,873	118,099	(969)	(89,722)	$ 32,281
Balance (in Shares) at Dec. 31, 2022	11,186,481				11,186,481
Exercise of warrants	$ 76	668			$ 744
Exercise of warrants (in Shares)	186,000
Exercise of options	$ 33	331			$ 364
Exercise of options (in Shares)	80,191				76,441
Share-based compensation		1,970			$ 1,970
Net income (loss)				(7,019)	(7,019)
Balance at Dec. 31, 2023	$ 4,982	$ 121,068	$ (969)	$ (96,741)	$ 28,340
Balance (in Shares) at Dec. 31, 2023	11,452,672				11,452,672